Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 12,766	$ 5,706	$ 34,557	$ 14,258
Cost of goods sold	3,339	1,934	10,874	5,129
Gross profit	9,427	3,772	23,683	9,129
Operating expenses:
Research and development	2,707	2,100	10,258	7,242
Selling, general and administrative	13,866	6,319	34,820	20,261
Total operating expenses	16,573	8,419	45,078	27,503
Loss from operations	(7,146)	(4,647)	(21,395)	(18,374)
Interest income	52	13	189	34
Interest expense	(1,352)	(989)	(4,361)	(3,943)
Other income (expense), net	(15,712)	215	(12,063)	2,927
Nett loss	(24,158)	(5,408)	(37,630)	(19,356)
Net loss attributable to non-controlling interest			1	0
Nett loss attributable to Silk Road Medical, Inc. common stockholders	(24,158)	(5,408)	(37,629)	(19,356)
Comprehensive loss	(24,158)	(5,408)	(37,630)	(19,356)
Comprehensive loss attributable to non-controlling interest			1	0
Comprehensive loss attributable to Silk Road Medical, Inc. common stockholders	$ (24,158)	$ (5,408)	$ (37,629)	$ (19,356)
Net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted (in USD per share)	$ (20.12)	$ (7.31)	$ (39.16)	$ (44.58)
Weighted average common shares used to compute net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted (in shares)	1,200,719	739,308	960,882	434,158
Pro forma net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted (unaudited) (in USD per share)	$ (0.35)		$ (1.07)
Pro forma weighted average common shares used to compute net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted (unaudited) (in shares)	24,380,984		24,139,683